FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2018
Financial Instruments Tables Abstract
Schedule of Contractual Obligations and Commitments

	Total	Less Than 1 Year	1-5 years	More Than 5 Years
Accounts payable and accrued liabilities	$5,885	$5,885	$-	$-
Due to related parties	157	157	-	-
Minimum rental and lease payments	246	162	74	10
Term facility	7,669	1,432	6,237	-
Equipment loans	978	550	428	-
Finance lease obligations	1,889	942	947	-
Total	$16,824	$9,128	$7,686	$10

Schedule of Foreign Currency Risk

	December 31, 2018		December 31, 2017
	MXN	CDN	MXN	CDN
Cash	$8,378	$2,421	$9,504	$321
Long-term investments	-	14	-	42
Reclamation bonds	-	146	-	896
Amounts receivable	-	114	-	132
Accounts payable and accrued liabilities	(85,951)	(891)	(27,482)	(603)
Due to related parties	-	(215)	-	(225)
Equipment loans	-	(301)	-	(782)
Finance lease obligations	(13,907)	(533)	(751)	(1,002)
Net exposure	(91,480)	755	(18,729)	(1,221)
US dollar equivalent	$(4,656)	$554	$(949)	$(974)

Schedule of Fair Value On Recurring Basis

	Level 1	Level 2	Level 3
Financial assets
Cash	$3,252	$-	$-
Amounts receivable	-	4,091	-
Long-term investments	10	-	-
Financial liabilities
Warrant liability	-	-	(2,009)
Total financial assets and liabilities	$3,262	$4,091	$(2,009)